Derivatives - Fair value hedges - Hedged item by hedged risk (Details) - Interest rate - Fair value hedges - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	$ 87,536	$ 86,726
Carrying amount, liabilities	64,269	49,263
Accumulated fair value hedge adjustments included in carrying amount, assets	(2,268)	(5,328)
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(2,147)	(2,006)
Change in fair value	1,048	(4,122)
Gain (loss) on hedge ineffectiveness recognised in profit or loss	5	(59)
HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	7,772	6,812
Carrying amount, liabilities	80,889	68,223
Accumulated fair value hedge adjustments included in carrying amount, assets	(490)	(789)
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(2,971)	(3,829)
Change in fair value	(1,397)	5,565
Gain (loss) on hedge ineffectiveness recognised in profit or loss	29	(34)
Financial investments - measured at fair value through other comprehensive income
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	82,321	82,792
Accumulated fair value hedge adjustments included in carrying amount, assets	(2,282)	(5,100)
Change in fair value	2,053	(8,005)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	136	252
Financial investments - measured at amortised cost
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	514
Accumulated fair value hedge adjustments included in carrying amount, assets	32
Change in fair value	32
Loans and advances to customers
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	4,701	3,415
Accumulated fair value hedge adjustments included in carrying amount, assets	(18)	(210)
Change in fair value	122	(233)
Reverse repurchase agreements – non-trading
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	0	519
Accumulated fair value hedge adjustments included in carrying amount, assets	0	(18)
Change in fair value	15	(17)
Debt securities in issue
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	64,269	49,180
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(2,147)	(2,006)
Change in fair value	(1,179)	4,138
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, liabilities	1,256	916
Debt securities in issue | HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	80,889	68,223
Accumulated fair value hedge adjustments included in carrying amount, liabilities	(2,971)	(3,829)
Change in fair value	(1,716)	6,258
Gain (loss) on hedge ineffectiveness recognised in profit or loss	29	(34)
Accumulated fair value hedge adjustment remaining in statement of financial position for hedged item that ceased to be adjusted for hedging gains and losses, assets	1,299	971
Deposits by banks
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	0	83
Accumulated fair value hedge adjustments included in carrying amount, liabilities	0	0
Change in fair value	0	(5)
Subordinated liabilities
Disclosure of detailed information about hedged items [line items]
Carrying amount, liabilities	0
Accumulated fair value hedge adjustments included in carrying amount, liabilities	0
Change in fair value	5
Loans and advances to banks | HSBC Holdings
Disclosure of detailed information about hedged items [line items]
Carrying amount, assets	7,772	6,812
Accumulated fair value hedge adjustments included in carrying amount, assets	(490)	(789)
Change in fair value	$ 319	$ (693)